Investment in Associates and Joint Ventures	6 Months Ended
Apr. 30, 2022
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures
NOTE 7:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION
The Bank has significant influence over The Charles Schwab Corporation (“Schwab”) and the ability to participate in the financial and operating policy-making decisions of Schwab through a combination of the Bank’s ownership, board representation and the insured deposit account agreement between the Bank and Schwab (the “Schwab IDA Agreement”). As such, the Bank accounts for its investment in Schwab using the equity method. The Bank’s share of Schwab’s earnings available to common shareholders is reported with a one-month
lag. The Bank takes into account changes in the subsequent period that would significantly affect the results.
As at April 30, 2022, the Bank’s reported investment in Schwab was 13.37% (October 31, 2021 – 13.41%) of the outstanding voting and non-voting
common shares of Schwab with a fair value of $22 billion (US$17 billion) (October 31, 2021 – $26 billion (US$21 billion)) based on the closing price of US$66.33 (October 31, 2021 – US$82.03) on the New York Stock Exchange.
The Bank and Schwab are party to a stockholder agreement (the “Stockholder Agreement”) under which the Bank has the right to designate two members of Schwab’s Board of Directors and has representation on two Board Committees, subject to the Bank meeting certain conditions. The Bank’s designated directors currently are the Bank’s Group President and Chief Executive Officer and the Bank’s Chair of the Board. Under the Stockholder Agreement, the Bank is not permitted to own more than 9.9% voting common shares of Schwab, and the Bank is subject to customary standstill restrictions and, subject to certain exceptions, transfer restrictions. In addition, the Schwab IDA Agreement has an initial expiration date of July 1, 2031.

The condensed financial statements of Schwab, based on its most recent published consolidated financial statements, are included in the following tables. The carrying value of the Bank’s investment in Schwab of $9.7 billion as at April 30, 2022 (October 31, 2021 – $11.1 billion) represents the Bank’s share of Schwab’s stockholders’ equity, adjusted for goodwill, other intangibles, and cumulative translation adjustment. The Bank’s share of net income from its investment in Schwab of $202 million and $433 million during the three and six months ended April 30, 2022, respectively (three and six months ended April 30, 2021 – $222 million and $391 million, respectively), reflects net income after adjustments for amortization of certain intangibles net of tax.

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	March 31 2022	September 30 2021
Assets
Receivables from brokerage clients, net	$104,936	$107,118
Available for sale securities	339,572	466,536
Other assets	405,454	178,247
Total assets	$849,962	$751,901
Liabilities
Bank deposits	$581,445	$489,192
Payables to brokerage clients	156,408	139,913
Other liabilities	52,073	51,706

Total liabilities	789,926	680,811

Stockholders’ equity	60,036	71,090
Total liabilities and stockholders’ equity	$849,962	$751,901

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the six months ended
	March 31 2022	March 31 2021	March 31 2022	March 31 2021
Net Revenues
Net interest revenue	$2,764	$2,420	$5,463	$4,777
Asset management and administration fees	1,352	1,287	2,751	2,573

Trading revenue and other	1,800	2,265	3,635	4,063

Total net revenues	5,916	5,972	11,849	11,413
Expenses Excluding Interest
Compensation and benefits	1,958	1,811	3,721	3,633

Other	1,630	1,678	3,250	3,375

Total expenses excluding interest	3,588	3,489	6,971	7,008
Income before taxes on income	2,328	2,483	4,878	4,405

Taxes on income	553	603	1,111	1,047

Net income	1,775	1,880	3,767	3,358

Preferred stock dividends and other	157	122	322	233

Net Income available to common stockholders	1,618	1,758	3,445	3,125

Other comprehensive income (loss)	(12,582)	(5,720)	(15,558)	(6,100)
Total comprehensive income (loss)	$(10,964)	$(3,962)	$(12,113)	$(2,975)
Earnings per common shares outstanding – basic (Canadian dollars)	$0.85	$0.93	$1.82	$1.67
Earnings per common shares outstanding – diluted (Canadian dollars)	0.85	0.93	1.81	1.67